Terminal Facility - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Line of credit facility current borrowing capacity	$ 100.0
Terminal Facility [Member] | ING Capital LLC And SG America Securities [Member]
Line of credit facility current borrowing capacity	$ 7.5
Terminal Facility [Member] | ING Capital LLC And SG America Securities [Member] | Ethylene Marine Export Terminal [Member]
Date of commencement of the terminal credit facility	Mar. 29, 2019
Terminal credit facility maximum borrowing capacity	$ 75.0
Line of credit facility current borrowing capacity	$ 61.5
Terminal Facility [Member] | ING Capital LLC And SG America Securities [Member] | Ethylene Marine Export Terminal [Member] | Maturity Of Debt Time Two [Member]
Expiration date of line of credit facility	Dec. 31, 2025
Terminal Facility [Member] | ING Capital LLC And SG America Securities [Member] | Ethylene Marine Export Terminal [Member] | Maturity Of Debt Time One [Member]
Expiration period of line of credit facility	5 years